CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
STOCKHOLDERS' EQUITY
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares Issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, Authorized	500,000,000	500,000,000	500,000,000
Common stock, shares Issued	69,955,847	67,781,934	66,575,122
Common stock, shares outstanding	69,955,847	67,781,934	66,575,122